Affiliated companies and variable interest entities (Summary of Financial Information for Affiliated Companies Accounted for by Equity Method) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥) Entity	Mar. 31, 2018 JPY (¥) Entity	Mar. 31, 2017 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 13,555,478	¥ 12,766,962
Noncurrent assets	12,464,250	12,326,689
Total assets	26,019,728	25,093,651
Current liabilities	8,322,336	8,061,342
Long-term liabilities and noncontrolling interests	6,398,659	5,940,549
Affiliated companies accounted for by the equity method shareholders' equity	11,298,733	11,091,760
Total liabilities and shareholders' equity	26,019,728	25,093,651
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	¥ 3,313,703	¥ 3,162,711	¥ 2,845,422
Number of affiliated companies accounted for by the equity method at end of period | Entity	63	57
Net revenues	¥ 32,200,711	¥ 30,680,535	30,309,263
Gross profit	4,070,621	4,065,344	3,644,267
Net income attributable to affiliated companies accounted for by the equity method	857,832	1,344,687	1,099,080
Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	¥ 360,066	¥ 470,083	¥ 362,060